Note 8 - Goodwill and Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Licenses	€ 613	€ 462
Trade name and trademark	621	596
Patents	412	412
Organization costs	363	363
Total gross value	2,009	1,833
Less: accumulated amortization	(1,860)	(1,794)
Total	€ 149	€ 39